Regulatory Matters - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Oct. 18, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Mar. 16, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible capital ratio		1.50%
Tier 1 leverage capital ratio		4.00%
Tier 1 risk-based capital ratio		4.00%
Total risk-based capital ratio		8.00%
Tier one capital conservation buffer to risk weighted assets		2.50%
Leverage ratio, Actual ratio		9.68%
Tier 1 Capital (to Risk-Weighted Assets), Actual ratio		16.12%									25.00%
Total Capital (to Risk-Weighted Assets)		17.37%
Brokered deposits revised limit					6.00%
Brokered deposits as a percentage of total liabilities		3.10%
Common stock shares issued, amount	$ 20,000,000	$ 20,000,000
Common stock shares issued	1,133,144
Common stock issued, per share	$ 17.65
Amount available for payment of dividends to the company by the Bank		0
Assessment growth rate									5.00%
Assessment basis point						0.03%	0.03%
Prepaid assessment				1,600,000				18,300,000
Prepaid assessment balance		3,800,000
Tier 1 capital limitation, interest		25.00%
Limited capital securities and other restricted core capital elements, interest										25.00%
Capital securities qualified as Tier 1 capital		69,100,000
Extension period for federal reserve board for bank holding		2 years
Activities and investment conformance description		Section 619 of the Dodd-Frank Act. While the Dodd-Frank Act provided that banks and bank holding companies were required to conform their activities and investments by July 21, 2014, in connection with issuing the final Volcker Rule, the FRB extended the conformance period until July 21, 2015. The FRB is permitted, by rule or order, to extend the conformance period for one year at a time, for a total of not more than three years. On December 18, 2014, the FRB issued an order that further extends until July 21, 2016 the conformance period under the Volcker Rule. The FRB stated in the order that it intends to exercise its authority against next year and grant the final one-year extension in order to permit banks and bank holding companies until July 21, 2017 to conform to the requirements of the Volcker Rule.
Conformance period for activities and investments		1 year
Maximum conformance period for activities and investments		3 years
Amortized Cost, Available for sale		394,733,000	452,023,000
Estimated Fair Value, Available for sale		394,500,000	440,097,000
Trust Preferred Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amortized cost investment securities pledged to secure public deposits		8,800,000
Estimated fair value of investment securities pledged to secure public deposits		6,200,000
Amortized Cost, Available for sale		12,014,000	12,626,000
Estimated Fair Value, Available for sale		9,410,000	7,967,000
Collateralized Loan Obligations [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of collateralized loan obligation securities		12
Amortized Cost, Available for sale		69,931,000	73,915,000
Estimated Fair Value, Available for sale		$ 68,603,000	$ 73,229,000
Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio		6.00%
Brokered deposits limit		3.50%
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio		4.00%
Total risk-based capital ratio		8.00%
Risk-weighted assets		4.50%
Tier 1 leverage capital ratio		4.00%
Leverage ratio, Actual ratio		8.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual ratio		9.50%
Total Capital (to Risk-Weighted Assets)		11.50%